Leases - Operating lease right-of-use assets and the amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 25,514	$ 25,901
Less: accumulated amortization	(8,903)	(7,695)
Total	$ 16,611	$ 18,206